UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-05346)

Exact name of registrant as specified in charter:	Putnam Variable Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq. Ropes & Gray LLP 800 Boylston Street Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	December 31, 2014

Date of reporting period:	March 31, 2014

Item 1. Schedule of Investments:

Putnam VT Growth and Income Fund

The fund's portfolio
3/31/14 (Unaudited)

COMMON STOCKS (98.7%)(a)
	Shares	Value

Aerospace and defense (6.0%)

Airbus Group NV (France)	142,067	$10,175,407

Embraer SA ADR (Brazil)	98,200	3,485,118

General Dynamics Corp.	103,900	11,316,788

Honeywell International, Inc.	161,600	14,990,016

L-3 Communications Holdings, Inc.	62,200	7,348,930

Northrop Grumman Corp.	111,100	13,707,518

Raytheon Co.	79,600	7,863,684

United Technologies Corp.	87,300	10,200,132

		79,087,593
Airlines (1.2%)

Delta Air Lines, Inc.	324,300	11,236,995

Japan Airlines Co., Ltd. (Japan)(UR)	70,900	3,485,417

		14,722,412
Auto components (0.6%)

Dana Holding Corp.	90,100	2,096,627

Johnson Controls, Inc.	64,800	3,066,336

TRW Automotive Holdings Corp.(NON)	32,300	2,636,326

		7,799,289
Automobiles (0.9%)

Ford Motor Co.	171,800	2,680,080

General Motors Co.	249,500	8,587,790

		11,267,870
Banks (9.2%)

Bank of America Corp.	1,206,645	20,754,294

Citigroup, Inc.	508,550	24,206,980

Commerzbank AG (Germany)(NON)	123,162	2,262,604

Fifth Third Bancorp	132,600	3,043,170

JPMorgan Chase & Co.	660,286	40,085,963

UniCredit SpA (Italy)	277,391	2,533,639

Wells Fargo & Co.	573,220	28,511,963

		121,398,613
Beverages (1.4%)

Coca-Cola Enterprises, Inc.	70,600	3,371,856

Dr. Pepper Snapple Group, Inc.	121,500	6,616,890

PepsiCo, Inc.	100,400	8,383,400

		18,372,146
Building products (0.3%)

Allegion PLC (Ireland)	59,633	3,111,054

		3,111,054
Capital markets (4.1%)

Carlyle Group LP (The) (Partnership shares)	199,000	6,992,860

Charles Schwab Corp. (The)	345,300	9,437,049

Goldman Sachs Group, Inc. (The)	46,369	7,597,561

Greenhill & Co., Inc.(S)	78,500	4,080,430

KKR & Co. LP	265,598	6,066,258

Morgan Stanley	343,264	10,699,539

State Street Corp.	142,400	9,903,920

		54,777,617
Chemicals (3.0%)

Agrium, Inc. (Canada)(S)	64,900	6,329,048

Axiall Corp.	47,600	2,138,192

Dow Chemical Co. (The)	283,400	13,770,406

Huntsman Corp.	164,500	4,017,090

LyondellBasell Industries NV Class A	77,400	6,883,956

Potash Corp. of Saskatchewan, Inc. (Canada)	134,200	4,860,724

Symrise AG (Germany)	39,460	1,971,168

		39,970,584
Commercial services and supplies (0.7%)

ADT Corp. (The)(S)	74,487	2,230,886

Tyco International, Ltd.	159,775	6,774,460

		9,005,346
Communications equipment (1.5%)

Cisco Systems, Inc.	691,700	15,500,997

Qualcomm, Inc.	56,300	4,439,818

		19,940,815
Construction and engineering (0.1%)

KBR, Inc.	55,300	1,475,404

		1,475,404
Consumer finance (0.6%)

Capital One Financial Corp.	97,672	7,536,372

		7,536,372
Containers and packaging (0.2%)

MeadWestvaco Corp.	74,000	2,785,360

		2,785,360
Diversified consumer services (0.3%)

ITT Educational Services, Inc.(NON)(S)	129,900	3,725,532

		3,725,532
Diversified financial services (0.5%)

CME Group, Inc.	98,100	7,260,381

		7,260,381
Diversified telecommunication services (0.9%)

AT&T, Inc.	156,600	5,491,962

Verizon Communications, Inc.	130,072	6,187,525

		11,679,487
Electric utilities (1.6%)

American Electric Power Co., Inc.	55,200	2,796,432

Edison International	92,100	5,213,781

FirstEnergy Corp.	194,500	6,618,835

NextEra Energy, Inc.	41,700	3,987,354

PPL Corp.	62,100	2,057,994

		20,674,396
Electrical equipment (0.5%)

Eaton Corp PLC	61,500	4,619,880

Schneider Electric SA (France)	15,476	1,371,974

		5,991,854
Electronic equipment, instruments, and components (0.3%)

Corning, Inc.(S)	207,800	4,326,396

		4,326,396
Energy equipment and services (2.6%)

Ezion Holdings, Ltd. (Singapore)	865,200	1,489,584

Halliburton Co.	299,100	17,613,999

Oil States International, Inc.(NON)	36,300	3,579,180

Petrofac, Ltd. (United Kingdom)	141,751	3,398,284

Rowan Cos. PLC Class A(NON)	70,000	2,357,600

Schlumberger, Ltd.	66,389	6,472,928

		34,911,575
Food and staples retail (1.5%)

CVS Caremark Corp.	261,000	19,538,460

		19,538,460
Food products (1.8%)

Hillshire Brands Co.	106,920	3,983,839

Kellogg Co.	98,500	6,176,935

Kraft Foods Group, Inc.	62,800	3,523,080

Mead Johnson Nutrition Co.	40,600	3,375,484

Mondelez International, Inc. Class A	177,800	6,142,990

		23,202,328
Health-care equipment and supplies (2.2%)

Baxter International, Inc.	193,900	14,267,162

Covidien PLC	46,354	3,414,436

St. Jude Medical, Inc.	120,700	7,892,573

Zimmer Holdings, Inc.	40,800	3,858,864

		29,433,035
Health-care providers and services (2.3%)

Aetna, Inc.	146,600	10,990,602

Catamaran Corp.(NON)	65,097	2,913,742

Community Health Systems, Inc.(NON)	69,000	2,702,730

Emeritus Corp.(NON)	85,300	2,681,832

LifePoint Hospitals, Inc.(NON)	38,800	2,116,540

UnitedHealth Group, Inc.	104,700	8,584,353

		29,989,799
Hotels, restaurants, and leisure (0.7%)

Intrawest Resorts Holdings, Inc.(NON)	123,424	1,609,449

Marriott International, Inc. Class A(S)	81,400	4,560,028

Penn National Gaming, Inc.(NON)	113,442	1,397,605

Vail Resorts, Inc.	28,848	2,010,706

		9,577,788
Household durables (0.8%)

PulteGroup, Inc.	227,500	4,365,725

Whirlpool Corp.	43,900	6,561,294

		10,927,019
Household products (0.4%)

Procter & Gamble Co. (The)	57,700	4,650,620

		4,650,620
Independent power and renewable electricity producers (1.2%)

Calpine Corp.(NON)	422,933	8,843,529

NRG Energy, Inc.	222,000	7,059,600

		15,903,129
Industrial conglomerates (2.5%)

General Electric Co.	760,670	19,693,746

Siemens AG (Germany)	97,071	13,065,404

		32,759,150
Insurance (5.1%)

ACE, Ltd.	48,000	4,754,880

Allstate Corp. (The)	63,800	3,609,804

American International Group, Inc.	276,300	13,817,763

Assured Guaranty, Ltd.	87,067	2,204,536

Chubb Corp. (The)	21,317	1,903,608

Everest Re Group, Ltd.	13,700	2,096,785

Hartford Financial Services Group, Inc. (The)	341,300	12,037,651

Lincoln National Corp.	50,400	2,553,768

MetLife, Inc.	300,013	15,840,686

Prudential Financial, Inc.	38,700	3,275,955

Prudential PLC (United Kingdom)	228,270	4,827,408

		66,922,844
Internet and catalog retail (0.1%)

Bigfoot GmbH (acquired 08/02/13, cost $637,479) (Private) (Brazil)(F)(RES)(NON)	29	429,873

Zalando AG (acquired 09/30/13, cost $1,300,364) (Private) (Germany)(F)(RES)(NON)	29	1,304,536

		1,734,409
Internet software and services (0.5%)

Google, Inc. Class A(NON)	2,874	3,203,102

Yahoo!, Inc.(NON)	110,200	3,956,180

		7,159,282
IT Services (0.7%)

Computer Sciences Corp.	74,900	4,555,418

Fidelity National Information Services, Inc.	36,700	1,961,615

Xerox Corp.	299,200	3,380,960

		9,897,993
Machinery (0.8%)

Caterpillar, Inc.	44,200	4,392,154

Joy Global, Inc.(S)	80,000	4,640,000

TriMas Corp.(NON)	40,069	1,330,291

		10,362,445
Media (3.3%)

CBS Corp. Class B (non-voting shares)	172,000	10,629,600

Comcast Corp. Class A	195,900	9,798,918

DIRECTV(NON)	42,300	3,232,566

DISH Network Corp. Class A(NON)	87,500	5,443,375

Liberty Global PLC Ser. C (United Kingdom)(NON)(S)	207,400	8,443,254

Time Warner Cable, Inc.	28,648	3,929,933

WPP PLC (United Kingdom)	101,201	2,087,033

		43,564,679
Metals and mining (1.1%)

Barrick Gold Corp. (Canada)	190,500	3,396,615

BHP Billiton, Ltd. (Australia)	103,304	3,497,486

Freeport-McMoRan Copper & Gold, Inc. (Indonesia)	198,952	6,579,343

Goldcorp, Inc. (Toronto Exchange) (Canada)	41,100	1,006,128

		14,479,572
Multi-utilities (1.0%)

Ameren Corp.	106,700	4,396,040

CMS Energy Corp.	66,100	1,935,408

National Grid PLC (United Kingdom)	198,094	2,714,675

PG&E Corp.	100,800	4,354,560

		13,400,683
Multiline retail (0.6%)

Macy's, Inc.	87,800	5,205,662

Target Corp.	42,800	2,589,828

		7,795,490
Oil, gas, and consumable fuels (12.2%)

Anadarko Petroleum Corp.	64,200	5,441,592

Cabot Oil & Gas Corp.	201,600	6,830,208

Cameco Corp. (Canada)(S)	62,400	1,428,624

Cheniere Energy, Inc.(NON)	36,200	2,003,670

Chevron Corp.	134,600	16,005,286

CONSOL Energy, Inc.	51,300	2,049,435

EnCana Corp. (Canada)	105,842	2,260,452

Energen Corp.	23,300	1,882,873

Energy Transfer Equity LP	95,200	4,450,600

EP Energy Corp. Class A(NON)(S)	144,600	2,829,822

Exxon Mobil Corp.	299,118	29,217,846

Gulfport Energy Corp.(NON)	81,500	5,801,170

Kodiak Oil & Gas Corp.(NON)	595,200	7,225,728

Marathon Oil Corp.	405,400	14,399,808

MPLX LP (Partnership shares)	46,300	2,268,237

Nordic American Tankers, Ltd. (Norway)(S)	212,200	2,088,048

Occidental Petroleum Corp.	85,086	8,107,845

QEP Resources, Inc.	287,400	8,461,056

Royal Dutch Shell PLC ADR (United Kingdom)	375,358	27,423,655

Southwestern Energy Co.(NON)	76,700	3,528,967

Suncor Energy, Inc. (Canada)	209,120	7,303,594

		161,008,516
Paper and forest products (0.4%)

International Paper Co.	127,000	5,826,760

		5,826,760
Personal products (0.4%)

Coty, Inc. Class A	394,881	5,915,317

		5,915,317
Pharmaceuticals (10.1%)

AbbVie, Inc.	117,900	6,060,060

Actavis PLC(NON)	43,900	9,036,815

AstraZeneca PLC ADR (United Kingdom)	232,100	15,058,648

Bristol-Myers Squibb Co.	103,200	5,361,240

Eli Lilly & Co.	181,000	10,653,660

Johnson & Johnson	183,800	18,054,674

Merck & Co., Inc.	375,625	21,324,231

Pfizer, Inc.	698,454	22,434,342

Sanofi ADR (France)	135,600	7,089,168

Shire PLC ADR (United Kingdom)	31,900	4,738,107

Teva Pharmaceutical Industries, Ltd. ADR (Israel)	145,600	7,693,504

Zoetis, Inc.	189,602	5,487,082

		132,991,531
Professional services (0.2%)

Nielsen Holdings NV	60,900	2,717,967

		2,717,967
Real estate investment trusts (REITs) (0.9%)

Altisource Residential Corp. (Virgin Islands)	119,227	3,762,804

American Tower Corp.	59,200	4,846,704

Equity Lifestyle Properties, Inc.	91,300	3,711,345

		12,320,853
Semiconductors and semiconductor equipment (2.4%)

Avago Technologies, Ltd.	41,600	2,679,456

Fairchild Semiconductor International, Inc.(NON)	187,300	2,582,867

Intel Corp.	211,000	5,445,910

Lam Research Corp.(NON)	97,263	5,349,465

Maxim Integrated Products, Inc.	65,000	2,152,800

Micron Technology, Inc.(NON)	363,100	8,590,946

Samsung Electronics Co., Ltd. (South Korea)	3,811	4,819,271

		31,620,715
Software (1.6%)

Microsoft Corp.	211,100	8,652,989

Oracle Corp.	291,400	11,921,174

		20,574,163
Specialty retail (2.4%)

American Eagle Outfitters, Inc.	149,700	1,832,328

Bed Bath & Beyond, Inc.(NON)(S)	96,300	6,625,440

Gap, Inc. (The)	63,900	2,559,834

GNC Holdings, Inc. Class A	57,100	2,513,542

Home Depot, Inc. (The)	79,500	6,290,835

Office Depot, Inc.(NON)	1,358,400	5,610,192

Select Comfort Corp.(NON)	63,100	1,140,848

Tile Shop Holdings, Inc.(NON)(S)	188,000	2,904,600

WH Smith PLC (United Kingdom)	99,322	1,991,984

		31,469,603
Technology hardware, storage, and peripherals (2.2%)

Apple, Inc.	27,600	14,814,024

Hewlett-Packard Co.	182,010	5,889,844

NetApp, Inc.	59,900	2,210,310

SanDisk Corp.	31,200	2,533,128

Western Digital Corp.	43,800	4,021,716

		29,469,022
Thrifts and mortgage finance (0.3%)

Radian Group, Inc.(S)	298,300	4,483,449

		4,483,449
Tobacco (1.5%)

Altria Group, Inc.	274,800	10,285,764

Philip Morris International, Inc.	122,100	9,996,327

		20,282,091
Trading companies and distributors (0.3%)

WESCO International, Inc.(NON)	52,700	4,385,694

		4,385,694
Wireless telecommunication services (0.7%)

Vodafone Group PLC ADR (United Kingdom)	245,910	9,051,946

		9,051,946

Total common stocks (cost $909,240,530)		$1,303,236,448

SHORT-TERM INVESTMENTS (4.1%)(a)
	Principal amount/shares	Value

Putnam Short Term Investment Fund 0.07%(AFF)	13,762,941	$13,762,941

Putnam Cash Collateral Pool, LLC 0.18%(d)	40,087,450	40,087,450

U.S. Treasury Bills with an effective yield of 0.12%, February 5, 2015	$120,000	119,892

U.S. Treasury Bills with an effective yield of 0.10%, January 8, 2015	39,000	38,973

U.S. Treasury Bills with an effective yield of 0.13%, May 29, 2014	301,000	300,938

U.S. Treasury Bills with effective yields ranging from 0.10% to 0.11%, April 3, 2014	260,000	259,998

Total short-term investments (cost $54,570,172)		$54,570,192

TOTAL INVESTMENTS

Total investments (cost $963,810,702)(b)		$1,357,806,640

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 3/31/14 (Unaudited)

		Upfront		Payments	Total return	Unrealized
Swap counterparty/		premium	Termination	received (paid) by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	or paid by fund	(depreciation)

Bank of America N.A.
shares	17,194	$—	5/6/14	(3 month USD-LIBOR-BBA plus 0.48%)	BofA MLTR GOLD Index	$12,065
shares	15,829	—	5/6/14	(3 month USD-LIBOR-BBA plus 0.48%)	BofA MLTR GOLD Index	11,107

Total		$—	$23,172

Key to holding's abbreviations
ADR	American Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank

Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from January 1, 2014 through March 31, 2014 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $1,320,776,121.
(b)	The aggregate identified cost on a tax basis is $975,956,645, resulting in gross unrealized appreciation and depreciation of $392,554,766 and $10,704,771, respectively, or net unrealized appreciation of $381,849,995.
(NON)	Non-income-producing security.
(RES)	Security is restricted with regard to public resale. The total fair value of this security and any other restricted securities (excluding 144A securities), if any, held at the close of the reporting period was $1,734,409, or 0.1% of net assets.
(AFF)	Affiliated company. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with Putnam Short Term Investment Fund, which is under common ownership and control, were as follows:
	Name of affiliate	Fair value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Fair value at the end of the reporting period

	Putnam Short Term Investment Fund *	$35,202,363	$55,290,095	$76,729,517	$2,346	$13,762,941
* Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management.
(d)	Affiliated company. The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral.
The fund received cash collateral of $40,087,450, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period. At the close of the reporting period, the value of securities loaned amounted to $39,477,071.
(F)	Security is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for ASC 820 based on the securities' valuation inputs. At the close of the reporting period, fair value pricing was also used for certain foreign securities in the portfolio.
(S)	Security on loan, in part or in entirety, at the close of the reporting period.
(UR)	At the reporting period end, 18,700 shares owned by the fund were not formally entered on the company's shareholder register, due to local restrictions on foreign ownership. While the fund has full title to these unregistered shares, these shares do not carry voting rights and, until 2014, are not eligible for receipt of dividends.
Security valuation: Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Investments in open-end investment companies (excluding exchange traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Short-term securities with remaining maturities of 60 days or less may be valued at amortized cost, which approximates fair value and are classified as Level 2 securities.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Total return swap contracts: The fund entered into OTC total return swap contracts, which are arrangements to exchange a market linked return for a periodic payment, both based on a notional principal amount, to hedge risk in a security it owns.
To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty.
For the fund's average notional amount on OTC total return swap contracts, see the appropriate table at the end of these footnotes.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio.
Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund's future derivative activity.
At the close of the reporting period, the fund did not have a net liability position on open derivative contracts subject to the Master Agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Consumer discretionary	$126,127,270	$—	$1,734,409
Consumer staples	91,960,962	—	—
Energy	194,430,507	1,489,584	—
Financials	274,700,129	—	—
Health care	192,414,365	—	—
Industrials	160,133,502	3,485,417	—
Information technology	118,169,115	4,819,271	—
Materials	59,564,790	3,497,486	—
Telecommunication services	20,731,433	—	—
Utilities	49,978,208	—	—
Total common stocks	1,288,210,281	13,291,758	1,734,409
Short-term investments	13,762,941	40,807,251	—

Totals by level	$1,301,973,222	$54,099,009	$1,734,409

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Total return swap contracts	$—	$23,172	$—

Totals by level	$—	$23,172	$—

* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
At the start and close of the reporting period, Level 3 investments in securities were not considered a significant portion of the fund's portfolio.
Fair Value of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Fair value	Fair value
Equity contracts	$23,172	$—

Total	$23,172	$—

The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was as follows based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
OTC total return swap contracts (notional)		$2,700,000

The following table summarizes any derivatives, repurchase agreements and reverse repurchase agreements, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement. For securities lending transactions, if applicable, see note "(d)" above, and for borrowing transactions associated with securities sold short, if applicable, see the "Short sales of securities" note above.

		Bank of America N.A.	Total

	Assets:
	OTC Total return swap contracts*#	$23,172	$23,172

	Total Assets	$23,172	$23,172
	Liabilities:
	OTC Total return swap contracts*#	—	—

	Total Liabilities	$—	$—

	Total Financial and Derivative Net Assets	$23,172	$23,172
	Total collateral received (pledged)##†	$—	$—
	Net amount	$23,172	$23,172

*	Excludes premiums, if any.
†	Additional collateral may be required from certain brokers based on individual agreements.
#	Covered by master netting agreement. (Note 1)
##	Any over-collateralization of total financial and derivative net assets is not shown.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Variable Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: May 29, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: May 29, 2014

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: May 29, 2014